Income Taxes: Schedule of Effective Income Tax Rate Reconciliation (Tables)	12 Months Ended
Mar. 31, 2017
Tables/Schedules
Schedule of Effective Income Tax Rate Reconciliation

	Three Months Ended March 31, 2017	Three Months Ended March 31, 2016	Twelve Months Ended March 31, 2017	Twelve Months Ended March 31, 2016	Twelve Months Ended December 31, 2016	Twelve Months Ended December 31, 2015
	$	$	$	$	$	$
Net loss	(1,797,610)	(1,269,151)	(7,809,291)	(4,648,598)	(7,280,831)	(5,185,852)

Expected income tax recovery	(278,630)	(196,718)	(1,210,440)	(720,533)	(1,128,529)	(803,807)
Non-deductible expenses	98,771	-	98,771	717,671	618,900	462,915
Other temporary differences	(600)	(1,327)	(11,992)	(6,411)	(7,138)	(2,859)
Change in valuation allowance	180,459	198,045	1,123,661	9,273	516,767	343,751
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